ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
6.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	June 30,	December 31,
	2014	2013
Accounts payable	$2,567,449	$2,866,017
Owed to officer	30,650	16,088
Accrued interest	453,827	1,016,584
Accrued rent expense	135,874	135,874
Accrued salaries, bonuses and payroll taxes	113,615	824,492
Accrued professional fees	250,434	230,433
	$3,551,849	$5,089,488

6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2013	2012
Accounts payable	$2,866,017	$1,224,313
Accrued interest	1,016,584	669,035
Accrued rent expense	135,874	135,874
Accrued salaries, bonuses and payroll taxes	824,492	612,712
Accrued professional fees	230,433	204,247
Owed to officers	16,088	-
	$5,089,488	$2,846,181